                      SUPPLEMENT DATED JANUARY 2, 2001, TO

                       PROSPECTUS DATED MAY 1, 2000, FOR

                      CORPORATE FLEXIBLE PREMIUM VARIABLE

                       UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                        NATIONWIDE VL SEPARATE ACCOUNT-C


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

THE FOLLOWING PARAGRAPH IS ADDED TO PAGE 3 OF YOUR PROSPECTUS:

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.